Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies

3. Summary of significant accounting policies

The Company’s significant accounting policies are disclosed in the audited financial statements for the year ended January 31, 2019. Since the date of those audited financial statements, there have been no changes to the Company’s significant accounting policies, including the status of recent accounting pronouncements, other than those detailed below.

(a) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on historical experience, known trends and events and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments. Although management believes its estimates and assumptions are reasonable under the circumstances at the time they are made, they are based upon information available at the time they are made. Management evaluates the estimates and assumptions on an ongoing basis and, if necessary, makes adjustments. Actual results may differ from those estimates made under different assumptions or circumstances. The most significant assumptions and estimates relate to the allowance for doubtful accounts, capitalized internal-use software, the determination of the useful lives of property and equipment, the fair value of securities underlying stock-based compensation, the fair value of stock warrants, the fair value of its business acquisitions, and the realization of deferred tax assets.

(b) Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and settlement assets. The Company’s cash and cash equivalents are held by established financial institutions. The Company does not require collateral from its customers and generally requires payment within 30 to 60 days of billing. Settlement assets are amounts due from well-established payment processing companies and normally take one or two business days to settle which mitigates the associated risk of concentration. The Company has one third-party payment processor.

The Company’s customers are primarily physician’s offices located in the United States and pharmaceutical companies. The Company did not have any individual customers that represented more than 10% of total revenues for the nine months ended October 31.

(c) New accounting pronouncements

Recent accounting pronouncements not yet adopted

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13). ASU 2018-13 updates the disclosure requirements for fair value measurements and is effective for financial statements issued for fiscal years beginning after December 15, 2019. The Company is currently evaluating the potential impact of the adoption of this standard on the Company’s financial statements.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which is intended to align the requirements for capitalization of implementation costs incurred in a cloud computing arrangement that is a service contract with the existing guidance for internal-use software. The updated guidance for private companies and emerging growth companies using the extended transition period is effective for interim and annual periods beginning after December 15, 2020, and early adoption is permitted. The guidance provides flexibility in adoption, allowing for either retrospective adjustment or prospective adjustment for all implementation costs incurred after the date of adoption. The Company is currently evaluating the potential impact of this standard on the Company’s financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to record most leases on their balance sheets but recognize the expenses in their statement of operations in a manner similar to current accounting rules. Topic 842 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-of-use (ROU) asset for the right to use the underlying asset for the lease term. The updated guidance for private companies and emerging growth companies using the extended transition period is effective for interim and annual periods beginning after December 15, 2020, and early adoption is permitted. The Company plans to adopt this new standard in the first quarter of fiscal 2021 on February 1, 2020 and expects to use the effective date as our date of initial application. The new standard provides a number of optional practical expedients in transition. The Company expects to elect the ‘package of practical expedients,’ which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company does not expect to elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter not being applicable to the Company. The new standard also provides practical expedients for an entity’s ongoing accounting. The Company currently expects to elect the short-term lease recognition exemption for all of its leases. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company is currently evaluating the potential impact of this standard on the Company’s financial statements.

3. Summary of significant accounting policies

(a) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant assumptions and estimates relate to the allowance for doubtful accounts, capitalized internal-use software, the determination of the useful lives of property and equipment, the fair value of securities underlying stock-based compensation, the fair value of stock warrants, the fair value of its business acquisitions, and the realization of deferred tax assets.

(b) Revenue recognition

The Company generates revenue primarily from providing an integrated SaaS-based software and payment platform for the healthcare industry. The Company derives revenue from subscription and related services generated from the Company’s provider customers for access to the Phreesia Platform, payment processing fees based on patient payment volume processed through the Phreesia Platform, and from digital marketing revenue from life sciences companies to reach, educate and communicate with patients when they are most receptive and actively seeking care.

The Company has adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, using the full retrospective method which applied ASC 606 to all periods presented.

The Company accounts for revenue from contracts with customers by applying the requirements of Topic 606. Accordingly, the Company determines revenue recognition through the following steps:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligations in the contract;
•	determination of the transaction price;
•	allocation of the transaction price to the performance obligations in the contract; and
•	recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenues are recognized when control of these services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those services.

The majority of the Company’s contracts with customers contain multiple performance obligations. For these contracts, the Company accounts for individual performance obligations separately when they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling prices based on our overall pricing objectives, taking into consideration market conditions and other factors, including other groupings such as customer type.

Subscription and related services

In most cases, the Company generates subscription fees from clients based on the number of healthcare provider organizations that utilize the Phreesia Platform and subscription fees for the Company’s self-service intake tablets (“PhreesiaPads”) and on-site kiosks (“Arrivals Stations”) and any other applications. The Company’s provider clients are typically billed monthly in arrears, though in some instances provider clients may opt to be billed quarterly or annually in advance. Subscription fees are typically auto-debited from client’s accounts every month. Revenue for provider subscriptions is recognized over the term of the respective provider contract. Services revenues are recognized over the respective non-cancelable subscription term because of the continuous transfer of control to the customer. The Company’s subscription arrangements are considered service contracts, and the customer does not have the right to take possession of the software. In certain arrangements, the Company leases its PhreesiaPads and Arrivals Stations through operating leases to its customers. Accordingly, these revenue transactions are accounted for using ASC 840, Leases. For fiscal 2018 and fiscal 2019, the amount of subscription and related services revenues recorded pursuant to ASC 840 was $3,544 and $4,749, respectively.

In addition, subscription and related services includes certain fees from clients for professional services associated with implementation services as well as travel and expense reimbursements, shipping and handling fees, sales of hardware (PhreesiaPads and Arrivals Stations), on-site support and training. The majority of the Company’s professional services for implementation are not distinct from Phreesia’s Platform and are therefore recognized over the term of the contract. Revenue from sales of Phreesia hardware and training are recognized in the period they are delivered to clients.

Payment processing fees

The Company generates revenue from payment processing fees based on the levels of patient payment volume resulting from credit and debit transactions (dollar value and number of card transactions) processed through Phreesia’s payment facilitator model. Payment processing fees are generally calculated as a percentage of the total transaction dollar value processed and/or a fee per transaction. The remainder of patient payment volume is composed of credit transactions for which Phreesia acts as a gateway to payment processors, and cash and check transactions.

The Company recognizes the payment processing fees when the transaction occurs (i.e., when the processing services are completed). The transaction amount is collected from the cardholder’s bank via the Company’s third party payment processing partner and the card networks. The transaction amount is then remitted to its customers approximately two business days after the transaction occurs. At the end of each month, the Company bills its customers for any payment processing fees owed per its customer contractual agreements. Similarly, at the end of each month, the Company remits payments to third-party payment processors and financial institutions for interchange and assessment fees, processing fees, and bank settlement fees.

The Company acts as the merchant of record for its customers and works with payment card networks and banks so that its customers do not need to manage the complex systems, rules, and requirements of the payment industry. The Company satisfies its performance obligations and therefore recognizes the transaction fees as revenue upon completion of a transaction. Revenue is recognized net of refunds, which arise from reversals of transactions initiated by the Company’s customers.

The payment processing fees collected from customers are recognized as revenue on a gross basis as the Company is the principal in the delivery of the managed payment solutions to the customer. The Company has concluded it is the principal because as the merchant of record, it controls the services before delivery to the customer, it is primarily responsible for the delivery of the services to its customers, it has latitude in establishing pricing with respect to the customer and other terms of service, it has sole discretion in selecting the third party to perform the settlement, and it assumes the credit risk for the transaction processed. The Company also has the unilateral ability to accept or reject a transaction based on criteria established by the Company.

As the merchant of record, the Company is liable for settlement of the transactions processed and, accordingly, such costs are included in payment processing fees expense on the accompanying statements of operations.

Life sciences

The Company generates revenue from sales of digital marketing solutions to life sciences companies which is based largely on the delivery of messages at a contracted price per message to targeted patients. Messaging campaigns are sold for a specified number of messages delivered to qualified patients over an expected time frame. Revenue is recognized as the messages are delivered.

Disaggregation of revenue

Revenue from the Company’s contracts with its customers are disaggregated by revenue source on the accompanying statements of operations. The Company’s core service offerings are subscription and related services, payment processing fees and digital marketing solutions sold to life sciences companies. In addition, all of the Company’s revenue is derived from customers in the United States.

Remaining performance obligations

The Company does not disclose the value of unsatisfied performance obligations as the majority of its contracts relate to either: contracts with an original term of one year or less or contracts with variable consideration (i.e., the Company’s payment processing fees revenue).

Contract balances

Deferred revenue is a contract liability primarily related to billings in advance of revenue recognition from its subscription and life sciences services and, to a lesser extent, professional services and other revenues described above. Deferred revenue is recognized as the Company satisfies its performance obligations. The Company generally invoices its customers in monthly or quarterly installments for subscription services. Accordingly, the deferred revenue balance does not generally represent the total contract value of a subscription arrangement. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue on the accompanying balance sheet.

Unbilled accounts receivable is a contract asset related to the delivery of the Company’s subscription and related services and for its life sciences revenue for which the related billings will occur in a future period.

The following table represents a rollforward of contract assets and contract liabilities:

	Contract assets (unbilled accounts receivable)	Contract liabilities (deferred revenue)
February 1, 2017	$78	$5,605
Contract asset additions	96	—
Amount transferred to receivables from contract assets	(68)	—
Increases due to invoicing prior to satisfaction of performance obligations	—	2,890
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(3,609)

January 31, 2018	$107	$4,886
Contract asset additions	615	—
Amount transferred to receivables from contract assets	(86)	—
Increases due to invoicing prior to satisfaction of performance obligations	—	5,900
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(4,298)

January 31, 2019	$636	$6,488

Cost to obtain a contract

The Company capitalizes sales commissions paid to internal sales personnel that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the accompanying balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.

Sales commission for subscription and related services are recorded when earned by our sales team. The majority of our sales commissions are considered to be costs of obtaining our customer contracts and as a result are capitalized and then amortized over a period of benefit that the Company has estimated to be three years. The Company determined the period of benefit by taking into consideration its customer contracts, its technology and other factors. Amortization is recognized on a straight-line basis commensurate with the pattern of revenue recognition. Amortization expense is included in sales and marketing expenses in the accompanying statements of operations and totaled $1,389 and $1,640 for the fiscal years ended January 31, 2018 and 2019, respectively. The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.

The following table represents a rollforward of deferred contract acquisition costs:

	January 31,

	2018	2019
Beginning balance	$1,950	$2,334
Additions to deferred contract acquisition costs	1,773	2,500
Amortization of deferred contract acquisition costs	(1,389)	(1,640)

Ending balance	$2,334	$3,194

Deferred contract acquisition costs, current (to be amortized in next 12 months)	1,640	1,673
Deferred contract acquisition costs, non current	694	1,521

Total deferred contract acquisition costs	$2,334	$3,194

(c) Cost of revenue (excluding depreciation and amortization)

Cost of revenue (excluding depreciation and amortization) primarily consists of costs to verify insurance eligibility and benefits, infrastructure costs for operation of our SaaS-based Platform such as hosting fees, certain fees paid to various third party partners for the use of their technology, and personnel expenses for implementation and technical support. Personnel expenses consist of salaries, benefits, bonuses and stock-based compensation.

(d) Payment processing expense

Payment processing expense consists primarily of interchange fees set by payment card networks and that are ultimately paid to the card-issuing financial institution, assessment fees paid to payment card networks, and fees paid to third-party payment processors and gateways.

(e) Sales and marketing

Sales and marketing expense consists primarily of personnel costs, including salaries, benefits, bonuses, stock-based compensation and commission costs for our sales and marketing personnel. Sales and marketing expense also include costs for advertising, promotional and other marketing activities, as well as certain fees paid to various third-party partners for sales lead generation. Advertising is expensed as incurred. Advertising expense was $17 and $134 for the fiscal years ended 2018 and 2019, respectively.

(f) Research and development

Research and development expense consists of costs for the design, development, testing and enhancement of the Company’s products and services and are generally expensed as incurred. These costs consist primarily of personnel costs, including salaries, benefits, bonuses, and stock-based compensation for our development personnel. Research and development expense also includes product management, life sciences analytics costs, third-party partner fees and third-party consulting fees, offset by any internal-use software development cost capitalized during the same period.

(g) General and administrative

General and administrative expense consists primarily of personnel costs, including salaries, benefits, bonuses, and stock-based compensation for our executive, finance, legal, human resources, information technology, and other administrative personnel. General and administrative expense also includes consulting, legal, security, accounting services and allocated overhead.

(h) Depreciation

Depreciation represents depreciation expense for PhreesiaPads and Arrivals Stations (collectively, Phreesia hardware), data center and other computer hardware, purchased computer software, furniture and fixtures and leasehold improvements.

(i) Amortization

Amortization primarily represents amortization of our capitalized internal-use software related to the Phreesia Platform as well as amortization of acquired intangible assets.

(j) Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents.

(k) Settlement assets

Settlement assets represent amounts due from the Company’s payment processor for customer electronic processing transactions. Settlement assets are typically settled within one or two business days of the transaction date.

(l) Settlement obligations

Settlement obligations represent amounts due to customers for electronic processing transactions that have not been funded by the Company due to timing of settlement from the Company’s payment processor.

(m) Accounts receivable

Accounts receivable represent trade receivables, net of allowances for doubtful accounts. The Company estimates the allowance for doubtful accounts based on specific account analysis of at-risk customers. The Company determines its allowance for doubtful accounts by considering a number of factors, including the length of time accounts are past due, the customer’s current ability to pay its obligations to the Company, and the condition of the industry as a whole. Accounts receivable are written off at the point that internal collections efforts have been exhausted. As of January 31, 2018 and 2019, the Company has reserved $542 and $517 for the allowance for doubtful accounts.

Account receivable also includes unbilled accounts receivable (see Contract Balances).

(n) Property and equipment

Property and equipment, including PhreesiaPads, are stated at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives of the Company’s property and equipment have been estimated to be between three and seven years, with the useful lives of leasehold improvements being the shorter of the useful life of the asset or the life of the underlying lease. Maintenance and repair costs are charged to operations as incurred while expenditures for major improvements are capitalized.

Upon sale or disposition of property and equipment, the cost and related accumulated depreciation are removed from their respective accounts and any gain or loss is reflected in the statements of operations.

(o) Capitalized internal-use software

The Company capitalizes certain costs incurred for the development of computer software for internal use pursuant to ASC Topic 350-40, Intangibles—Goodwill and Other—Internal use software. These costs relate to the development of its Phreesia Platform. The Company capitalizes the costs during the development of the project, when it is determined that it is probable that the project will be completed, and the software will be used as intended. Costs related to preliminary project activities, post-implementation activities, training and maintenance are expensed as incurred. Internal-use software is amortized on a straight-line basis over its estimated useful life, which is generally three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. The Company exercises judgment in determining the point at which various projects may be capitalized, in assessing the ongoing value of the capitalized costs and in determining the estimated useful lives over which the costs are amortized. To the extent that the Company changes the manner in which it develops and tests new features and functionalities related to its solutions, assess the ongoing value of capitalized assets or determine the estimated useful lives over which the costs are amortized, the amount of internal-use software development costs the Company capitalizes and amortizes could change in future periods.

For fiscal 2018 and fiscal 2019, the Company capitalized $5,375 and $5,109, respectively, of costs related to the Phreesia Platform. During the years ended January 31, 2018 and 2019, amortization expense of capitalized internal-use software was $2,808 and $4,009, respectively. As of January 31, 2018 and 2019, the net book value of the Phreesia Platform was $6,715 and $7,816, respectively.

(p) Business combinations

The Company uses its best estimates and assumptions to accurately assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. The Company’s estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company continues to collect information and reevaluate these estimates and assumptions quarterly and records any adjustments to its preliminary estimates to goodwill provided that the Company is within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the statement of operations.

(q) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of the underlying net tangible and intangible assets acquired and liabilities assumed in connection with business combinations accounted for using the acquisition method of accounting. Goodwill is not amortized, but instead goodwill is required to be tested for impairment annually and under certain circumstances. We perform such testing of goodwill in the fourth quarter of each fiscal year, or as events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount.

The testing of goodwill is performed at the reporting unit. The Company’s reporting unit is the same as its operating segment. The test begins with a qualitative assessment to determine whether it is “more likely than not” that the fair value of the reporting unit is less than its carrying amount. If it is concluded that it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount, it is necessary to perform the two-step goodwill impairment test. The two-step goodwill impairment test begins with a comparison of the estimated fair value of the reporting unit to the carrying value of the reporting unit. The first step, commonly referred to as a “step-one impairment test,” is a screen for potential impairment while the second step measures the amount of impairment if there is an indication from the first step that one exists.

All other intangible assets associated with purchased intangibles, consisting of customer relationships and acquired technology are stated at cost less accumulated amortization and are amortized on a straight-line basis over their estimated remaining economic lives.

(r) Long-lived assets

Long-lived assets, such as property and equipment and intangible assets, including capitalized internal-use software, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. There were no impairment charges recognized during any of the periods presented.

(s) Income taxes

An asset and liability approach is used for financial accounting and reporting of current and deferred income taxes. Deferred income tax assets and liabilities are computed for temporary differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income or loss. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company follows the ASC 740, Accounting for Uncertainty in Income Taxes. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in a Company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in the interim periods, disclosure, and transition.

The Company reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition and the recording of a tax liability. The Company determined that there were no unrecognized tax benefits as of January 31, 2018 and 2019. The Company would recognize tax related interest and penalties, if applicable, as a component of its provision (benefit) from income taxes.

(t) Segment information

Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company defines the term “chief operating decision maker” to be its Chief Executive Officer. The Company’s Chief Executive Officer reviews the financial information presented on an entire company basis for purposes of allocating resources and evaluating our financial performance. Accordingly, we have determined that we operate in a single reportable operating segment. Since we operate in one operating segment, all required financial segment information can be found in the financial statements.

(u) Redeemable preferred stock

All of the Company’s redeemable preferred stock is classified outside of stockholders’ deficit because the shares contain certain redemption features that are not solely within the control of the Company. At the time of issuance, the redeemable preferred stock is recorded at its issuance price, less issuance costs. The carrying values of the Senior Preferred are being accreted to their redemption values at each reporting period, which is equal to the greater of (i) the original issuance price plus unpaid accrued dividends or (ii) the fair value of the Senior Preferred. The Junior Preferred and Redeemable Preferred were accreted to their redemption amount, which is $1.00 per share. The Company records changes in the redemption value of redeemable preferred stock immediately as they occur as if the end of the reporting period was the redemption date for the instrument.

(v) Stock-based compensation

The Company recognizes the grant-date fair value of stock-based awards issued as compensation expense on a straight-line basis over the requisite service period, which is generally the vesting period of the award. To date, the Company has not issued awards where vesting is subject to performance or market conditions. The fair value of stock options is estimated at the time of grant using the Black-Scholes option pricing model, which requires the use of inputs and assumptions such as the estimated fair value of the underlying common stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield, the most critical of which is the estimated fair value of the Company’s common stock.

The estimated fair value of each grant of stock options awarded during the years ended January 31, 2018 and 2019 was determined using the following methods and assumptions:

•

Estimated fair value of common stock. As the Company’s common stock has not historically been publicly traded, its board of directors periodically estimates the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its preferred and common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

•

Expected term. Due to the lack of a public market for the trading of the Company’s common stock and the lack of sufficient company-specific historical data, the expected term of employee stock options is determined using the “simplified” method, as prescribed in SEC Staff Accounting Bulletin (“SAB”) No. 107 (“SAB 107”), Share-Based Payment, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option.

•

Risk-free interest rate. The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•

Expected volatility. The expected volatility is based on historical volatilities of peer companies within the Company’s industry which were commensurate with the expected term assumption, as described in SAB 107.

•	Dividend yield. The dividend yield is 0% because the Company has never paid, and for the foreseeable future does not expect to pay, a dividend on its common stock.

The inputs and assumptions used to estimate the fair value of stock-based payment awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different inputs and assumptions, the Company’s stock-based compensation expense could be materially different for future awards.

(w) Warrant liability

Warrants to purchase shares of the Company’s redeemable preferred stock are classified as warrant liability on the accompanying balance sheet and recorded at fair value. This warrant liability is subject to re-measurement at each balance sheet date and the Company recognizes any change in fair value in its statements of operations as a change in fair value of the warrant liability. The Company will continue to adjust the carrying value of the warrants for changes in the estimated fair value until such time as these instruments are exercised, expire or, upon the closing of an initial public offering, when such warrants convert into warrants to purchase shares of common stock. At that time, the liabilities will be reclassified to additional paid-in capital, a component of stockholders’ deficit.

(x) Fair value of financial instruments

Certain assets and liabilities are carried at fair value under generally accepted accounting principles. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities or other inputs that are observable or can be corroborated by observable market.

Level 3—Unobservable inputs which are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

(y) Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of Cash and cash equivalents, accounts receivable and settlement assets. The Company’s cash and cash equivalents are held by established financial institutions. The Company does not require collateral from its customers and generally requires payment within 30 to 60 days of billing. Settlement assets are amounts due from well-established payment processing companies and normally take one or two business days to settle which mitigates the associated risk of concentration. The Company has one third-party payment processor.

The Company’s customers are primarily physician’s offices located in the United States and pharmaceutical companies.

The Company did not have any individual customers that represented more 10% of total revenues for fiscal 2018 and fiscal 2019.

(z) Deferred offering costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs will be recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the equity financing no longer be considered probable of being consummated, all deferred offering costs would be charged to operating expenses in the statement of operations. Deferred offering costs were $540 at January 31, 2019 and are included within Other assets on the accompanying balance sheet.

(aa) Foreign currency

The Company has a branch office in Canada that provides operational support. The functional currency of the Company’s foreign branch is the U.S. dollar. Accordingly, assets and liabilities of the Company’s foreign branch are re-measured into U.S. dollars at the exchange rates in effect at the reporting date with differences recorded as transaction gains and losses within other income (expense).

(bb) New accounting pronouncements

JOBS Act accounting election

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. The Company has elected to early adopt certain new accounting standards, as disclosed herein. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, with guidance regarding the simplification of accounting for share-based payment award transactions. The update changes the accounting for such areas as the accounting and cash flow classification for excess tax benefits and deficiencies; forfeitures; and tax withholding requirements and cash flow classification. This guidance was effective for public companies for annual and interim periods beginning after December 15, 2016, with early adoption permitted. The Company adopted the new guidance effective February 1, 2017, and it did not have a material effect on its financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This guidance was effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, with early adoption permitted. The amendments in this ASU are applied prospectively to an award modified on or after the adoption date. The Company adopted the new guidance effective February 1, 2018, and it did not have a material effect on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, with guidance intended to reduce the diversity in practice regarding how certain cash receipts and cash payments are presented and classified within the statement of cash flows. The update addresses eight specific cash flow issues including: debt prepayment or debt extinguishment costs; the settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies or bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. This guidance was effective for public companies for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company adopted the new guidance effective February 1, 2018, and it did not have a material effect on its financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which largely aligns the accounting for share-based payment awards issued to nonemployees with the accounting for share-based payment awards issued to employees. Under previous GAAP, the accounting for nonemployee share-based payments differed from that applied to employee awards, particularly with regard to the measurement date and the impact of performance conditions. Under the new guidance, (i) equity-classified share-based payment awards issued to nonemployees will be measured at the grant date, instead of the previous requirement to re-measure the awards through the performance completion date, (ii) for performance conditions, compensation cost associated with the award will be recognized when the achievement of the performance condition is probable, rather than upon achievement of the performance condition, and (iii) the current requirement to reassess the classification (equity or liability) for nonemployee awards upon vesting will be eliminated, except for awards in the form of convertible instruments. This new guidance is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year and early adoption is permitted. The Company adopted ASU 2018-07 as of February 1, 2018 and the impact was not material.

Recent accounting pronouncement not yet adopted

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 updates the disclosure requirements for fair value measurements and is effective for financial statements issued for fiscal years beginning after December 15, 2019. The Company is currently evaluating the potential impact of the adoption of this standard on the Company’s financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to record most leases on their balance sheets but recognize the expenses on their statement of operations in a manner similar to current accounting rules. Topic 842 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-of-use (ROU) asset for the right to use the underlying asset for the lease term. The updated guidance for private companies is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company plans to adopt this new standard in the first quarter of fiscal 2021 on February 1, 2020 and expects to use the effective date as our date of initial application. The new standard provides a number of optional practical expedients in transition. The Company expects to elect the ‘package of practical expedients,’ which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company does not expect to elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter not being applicable to the Company. The new standard also provides practical expedients for an entity’s ongoing accounting. The Company currently expects to elect the short-term lease recognition exemption for all of its leases. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company is currently evaluating the potential impact of this standard on the Company’s financial statements.